Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Abstract
Domestic	$ (21,784)	$ (24,728)	$ (32,642)
Foreign	104	130	142
Loss before taxes	$ (21,680)	$ (24,598)	$ (32,500)